Note 3 - Investment Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 88,092,434	$ 2,808,800	$ (145,814)	$ 90,755,420
Corporate securities	130,316	167,957	--	298,273
	$ 88,222,750	$ 2,976,757	$ (145,814)	$ 91,053,693

December 31, 2011

Obligations of states and political subdivisions	$ 67,983,813	$ 2,679,157	$ (13,724)	$ 70,649,246
Corporate securities	130,316	102,772	--	233,088
	$ 68,114,129	$ 2,781,929	$ (13,724)	$ 70,882,334